Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Major Transactions and Balances Amount with Related Parties

Material transactions and balances amount with related parties were as follows:

Transactions with related parties

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Purchases of inventories and services from an affiliated company	211,027	285,539	372,021
Sales of inventories to an affiliated company	—	1,762	—
Sales of inventories to a company controlled by the Chief Executive Officer of the Group	20,113	10,418	—

Balance amounts with related parties

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from a company controlled by the Chief Executive Officer of the Group, net	5,113	—
Amounts due from affiliated companies	4,000	114
	9,113	114
Amounts due to an affiliated company	28,884	21,262